REVENUE CLASSES AND CONCENTRATIONS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
REVENUE CLASSES AND CONCENTRATIONS (Details)
Retail	$ 1,502,204	$ 166,875	$ 405,970	$ 85,428
Distribution	493	397	15,591	138,809
Services	48,845	71,741	387,341	2,653,924
Total	1,551,542	239,013	808,902	2,878,161
Singlepoint (parent company)	6,403	7,948	35,326	184,561
Direct Solar America	0	61,241	241,042	2,653,924
DIGS	2,527	7,656	37,358	39,676
EnergyWyze	48,845	10,500	146,299	0
Box Pure Aire	1,493,767	151,668	348,877	0
Total revenue	$ 1,551,542	$ 239,013	$ 808,902	$ 2,878,161